Profit Before Income Tax - Summary of Depreciation and Amortization (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Analysis of income and expense [Line Items]
Property, plant and equipment	$ 53,500,799	$ 1,631,619	$ 51,799,481	$ 48,945,756
Right-of-use assets	1,415,140	43,158	1,304,020	1,468,040
Investment properties	1,079,259	32,914	1,091,879	1,107,014
Intangible assets amortization	3,820,014	116,499	3,906,483	3,931,079
Depreciation and amortization	59,815,212	1,824,190	58,101,863	55,451,889
Depreciation expense	55,995,198	1,707,691	54,195,380	51,520,810
Operating costs [member]
Analysis of income and expense [Line Items]
Intangible assets amortization	2,370,726	72,300	2,433,492	2,465,837
Depreciation expense	51,031,493	1,556,313	49,701,740	47,894,701
Operating expenses [member]
Analysis of income and expense [Line Items]
Intangible assets amortization	1,449,288	44,199	1,472,991	1,465,242
Depreciation expense	$ 4,963,705	$ 151,378	$ 4,493,640	$ 3,626,109